Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2018
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

SCHEDULE II

II-VI INCORPORATED AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

YEARS ENDED JUNE 30, 2018, 2017, AND 2016

(IN THOUSANDS OF DOLLARS)

	Balance at	Charged	Charged		Deduction		Balance
	Beginning	to	to Other		from		at End
	of Year	Expense	Accounts		Reserves		of Year
YEAR ENDED JUNE 30, 2018:
Allowance for doubtful accounts	$1,314	$(129)	$-		$(348)	(2)	$837
Warranty reserves	$4,546	$3,821	$-		$(3,688)		$4,679
Deferred tax asset valuation allowance	$42,562	$(4,602)	$(16,163)	(5)	$-		$21,797

YEAR ENDED JUNE 30, 2017:
Allowance for doubtful accounts	$2,016	$(134)	$-		$(568)	(2)	$1,314
Warranty reserves	$3,908	$4,850	$-		$(4,212)		$4,546
Deferred tax asset valuation allowance	$42,641	$(79)	$-		$-		$42,562

YEAR ENDED JUNE 30, 2016:
Allowance for doubtful accounts	$1,048	$1,123	$-		$(155)	(2)	$2,016
Warranty reserves	$3,251	$4,648	$82	(1)	$(4,073)		$3,908
Deferred tax asset valuation allowance	$2,713	$8,464	$36,240	(3)	$(4,776)	(4)	$42,641
(1)	Relates to the warranty reserve acquired from acquisitions.
(2)	Primarily relates to write-offs of accounts receivable.
(3)	Valuation allowance recorded through goodwill.
(4)	Reduction in valuation allowance as a result of divesture of portion of business.
(5)	Primarily relates to the Company’s deferred taxes on the conversion feature of the convertible debt.

PART IV

Item 15.EXHIBITS AND FINANCIAL STATEMENT SCHEDULES

(a)(1) Financial Statements

The financial statements are set forth under Item 8 of this Exhibit 99.1 to our Current Report on Form 8-K.

(2) Schedules

Schedule II – Valuation and Qualifying Accounts for each of the three fiscal years in the period ended June 30, 2018 is set forth under Item 8 of this Exhibit 99.1 to our Current Report on Form 8-K.